TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

13 TRADE AND OTHER RECEIVABLES

Accounting policy

Trade and other receivables are carried at amortised cost, less any allowances for uncollectible amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date. These are classified as non-current assets.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Group does not hold any collateral as security.

	2017	2016	2015
	$ million	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,125	1,042	1,003
Less: provision for bad and doubtful debts	(69)	(54)	(64)
Trade receivables – net	1,056	988	939
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	28	48	33
Other receivables	92	76	83
Prepayments	82	73	83
	1,258	1,185	1,138
Due after more than one year
Other non-current assets	16	–	–
	1,274	1,185	1,138

Trade receivables are classified as loans and receivables. Management considers that the carrying amount of trade and other receivables approximates to the fair value.

The provision for bad and doubtful debts is based on specific assessments of risk and reference to past default experience. The bad debt expense for the year was $17m (2016: $7m expense, 2015: $25m expense).

Other non-current assets primarily relate to long-term prepayments.

The amount of trade receivables that were past due was as follows:

	2017	2016	2015
	$ million	$ million	$ million
Past due not more than three months	225	142	154
Past due more than three months and not more than six months	65	51	45
Past due more than six months and not more than one year	66	70	57
Past due more than one year	105	54	53
	461	317	309
Neither past due nor impaired	664	725	694
Provision for bad and doubtful debts	(69)	(54)	(64)
Trade receivables – net	1,056	988	939

Movements in the provision for bad and doubtful debts were as follows:

	2017	2016	2015
	$ million	$ million	$ million
At 1 January	54	64	47
Exchange adjustment	3	(3)	(3)
Acquisitions	1	–	–
Net receivables provided during the year	17	7	25
Utilisation of provision	(6)	(14)	(5)
At 31 December	69	54	64

Trade receivables include amounts denominated in the following major currencies:

	2017	2016	2015
	$ million	$ million	$ million
US Dollar	418	416	362
Sterling	54	57	58
Euro	212	193	192
Other	372	322	327
Trade receivables – net	1,056	988	939